Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans (carrying value)	$ 26,727	$ 30,968	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,223	26,991
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	20,883	22,502
30-59 DPD and still accruing	2,193	2,598
60-89 DPD and still accruing	1,168	1,368
90-119 DPD and still accruing	459	656
120-179 DPD and still accruing	521	811
180+ DPD and still accruing	4,386	5,472
Total consumer PCI loans (adjusted unpaid principal balance)	29,610	33,407
Purchased Credit Impaired Loans (carrying value)	24,223	26,991
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans (carrying value)	24,100	26,839	39,214
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	20,712	22,304
30-59 DPD and still accruing	2,185	2,587
60-89 DPD and still accruing	1,164	1,361
90-119 DPD and still accruing	457	650
120-179 DPD and still accruing	517	804
180+ DPD and still accruing	4,291	5,356
Total consumer PCI loans (adjusted unpaid principal balance)	29,326	33,062
Purchased Credit Impaired Loans (carrying value)	24,100	26,839
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans (carrying value)	123	152	728
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD and still accruing	171	198
30-59 DPD and still accruing	8	11
60-89 DPD and still accruing	4	7
90-119 DPD and still accruing	2	6
120-179 DPD and still accruing	4	7
180+ DPD and still accruing	95	116
Total consumer PCI loans (adjusted unpaid principal balance)	284	345
Purchased Credit Impaired Loans (carrying value)	$ 123	$ 152